Shareholders' equity - Changes in shares of common stock outstanding (Detail) - shares	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Stockholders' Equity [Abstract]
Common stock outstanding at beginning of year	2,956,210,965	2,970,755,160	3,003,679,324
Decrease of common stock by cancellation of treasury stock	(75,000,000)		(70,000,000)
Common stock held in treasury:
Repurchases of common stock	(99,361,149)	(63,523,657)	(80,617,143)
Sales of common stock	298	115	534
Common stock issued to employees	44,489,127	48,981,222	47,695,273
Cancellation of treasury stock	75,000,000		70,000,000
Other net change in treasury stock	(2,017)	(1,875)	(2,828)
Common stock outstanding at end of year	2,901,337,224	2,956,210,965	2,970,755,160